Fair Value Measurements - Additional Information (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair value measurement transfers between levels	$ 0	$ 0	$ 0